UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5357

DWS Blue Chip Fund (formerly Scudder Blue Chip Fund)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Blue Chip Fund

(formerly Scudder Blue Chip Fund)

	Shares	Value ($)

Common Stocks 100.1%
Consumer Discretionary 11.6%
Auto Components 0.7%
Goodyear Tire & Rubber Co.* (a)	229,200	3,584,688
TRW Automotive Holdings Corp.*	42,700	1,097,390

		4,682,078
Hotels Restaurants & Leisure 2.5%
Brinker International, Inc.	34,500	1,404,150
Darden Restaurants, Inc.	105,400	4,285,564
Regal Entertainment Group "A" (a)	34,500	638,595
Yum! Brands, Inc.	185,700	9,186,579

		15,514,888
Household Durables 1.0%
Newell Rubbermaid, Inc.	166,300	3,931,332
Whirlpool Corp.	32,800	2,646,304

		6,577,636
Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	22,600	1,012,932
Leisure Equipment & Products 0.3%
SCP Pool Corp.	43,600	1,738,768
Media 3.8%
CBS Corp. "B"	324,850	8,488,330
McGraw-Hill Companies, Inc.	200,600	10,238,624
R.H. Donnelley Corp.*	76,400	5,013,368

		23,740,322
Multiline Retail 0.5%
Federated Department Stores, Inc.	42,400	2,825,112
Specialty Retail 1.9%
American Eagle Outfitters, Inc.	205,900	5,555,182
Barnes & Noble, Inc.	158,800	6,736,296

		12,291,478
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.*	126,700	4,554,865
Consumer Staples 9.9%
Beverages 2.5%
Pepsi Bottling Group, Inc.	68,900	1,998,100
PepsiCo, Inc.	239,100	13,671,738

		15,669,838
Food & Staples Retailing 2.7%
Kroger Co.*	413,200	7,602,880
Wal-Mart Stores, Inc.	204,200	9,415,662

		17,018,542
Food Products 1.4%
Archer-Daniels-Midland Co.	123,200	3,880,800

Pilgrim's Pride Corp. (a)	219,400	5,340,196

		9,220,996
Household Products 2.4%
Colgate-Palmolive Co.	105,100	5,768,939
Procter & Gamble Co.	159,100	9,423,493

		15,192,432
Tobacco 0.9%
Altria Group, Inc.	56,000	4,051,040
Loews Corp - Carolina Group	31,100	1,434,332

		5,485,372
Energy 9.8%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	88,100	9,498,942
Apache Corp.	45,400	3,429,062
Burlington Resources, Inc.	98,300	8,970,858
ConocoPhillips	195,400	12,642,380
ExxonMobil Corp.	267,686	16,797,297
Newfield Exploration Co.*	28,600	1,498,640
Occidental Petroleum Corp.	31,300	3,058,323
Western Gas Resources, Inc.	9,100	432,250
XTO Energy, Inc.	114,101	5,600,077

		61,927,829
Financials 19.3%
Banks 5.7%
Bank of America Corp.	24,800	1,096,904
BB&T Corp.	38,800	1,514,752
KeyCorp.	33,100	1,171,409
PNC Financial Services Group, Inc.	92,800	6,019,008
US Bancorp.	325,100	9,723,741
Wachovia Corp.	35,800	1,962,914
Wells Fargo & Co.	232,600	14,504,936

		35,993,664
Capital Markets 3.0%
Mellon Financial Corp.	94,500	3,333,015
Merrill Lynch & Co., Inc.	52,100	3,911,147
The Goldman Sachs Group, Inc.	83,100	11,737,875

		18,982,037
Diversified Financial Services 4.0%
American Capital Strategies Ltd.	35,300	1,254,915
Citigroup, Inc.	445,066	20,731,174
Moody's Corp.	53,800	3,406,616

		25,392,705
Insurance 4.9%
American Financial Group, Inc.	43,200	1,625,184
Loews Corp.	61,000	6,020,090
MetLife, Inc.	190,900	9,575,544
Nationwide Financial Services, Inc. "A"	16,300	693,728
Philadelphia Consolidated Holding Corp.*	32,100	3,118,515
W.R. Berkley Corp.	196,212	9,692,873

		30,725,934
Real Estate 1.7%
Apartment Investment & Management Co. "A" (REIT)	26,300	1,118,276

Boston Properties, Inc. (REIT)	22,300	1,745,198
Equity Office Properties Trust (REIT)	61,800	1,966,476
Equity Residential (REIT)	52,400	2,222,284
Hospitality Properties Trust (REIT)	20,100	861,687
Liberty Property Trust (REIT)	13,200	597,432
Simon Property Group, Inc. (REIT)	26,300	2,178,692
Vornado Realty Trust (REIT)	5,000	441,700

		11,131,745
Health Care 12.9%
Biotechnology 1.7%
Amgen, Inc.*	22,600	1,647,314
Genentech, Inc.*	70,600	6,065,952
Genzyme Corp.*	49,300	3,497,342

		11,210,608
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	195,100	7,189,435
Hospira, Inc.*	119,100	5,329,725

		12,519,160
Health Care Providers & Services 6.6%
AmerisourceBergen Corp.	167,100	7,292,244
Community Health Systems, Inc.*	113,300	4,122,987
Express Scripts, Inc.*	87,100	7,951,359
Humana, Inc.*	104,600	5,833,542
LifePoint Hospitals, Inc.*	12,300	379,455
Pharmaceutical Product Development, Inc.	26,200	1,812,516
Sierra Health Services, Inc.*	73,700	2,919,994
UnitedHealth Group, Inc.	193,500	11,497,770

		41,809,867
Pharmaceuticals 2.6%
Barr Pharmaceuticals, Inc.*	100,500	6,590,790
Endo Pharmaceuticals Holdings, Inc.*	152,300	4,371,010
Johnson & Johnson	2,850	163,989
Merck & Co., Inc.	131,700	4,543,650
Pfizer, Inc.	23,300	598,344

		16,267,783
Industrials 10.3%
Aerospace & Defense 4.1%
Boeing Co.	112,000	7,650,720
Lockheed Martin Corp.	138,200	9,349,230
Rockwell Collins, Inc.	181,000	8,492,520

		25,492,470
Air Freight & Logistics 1.3%
Ryder System, Inc.	186,100	8,318,670
Airlines 0.4%
AMR Corp.* (a)	83,800	1,902,260
Southwest Airlines Co.	48,000	790,080

		2,692,340
Commercial Services & Supplies 0.5%
Corporate Executive Board Co.	16,000	1,346,240
Republic Services, Inc.	46,300	1,752,455

		3,098,695

Industrial Conglomerates 3.4%
General Electric Co.	608,100	19,915,275
Teleflex, Inc.	24,700	1,557,829

		21,473,104
Machinery 0.1%
Toro Co.	16,800	742,728
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	37,700	3,020,524
Information Technology 16.2%
Communications Equipment 1.2%
Corning, Inc.*	299,300	7,287,955
Computers & Peripherals 4.1%
Apple Computer, Inc.*	103,300	7,800,183
Hewlett-Packard Co.	330,200	10,295,636
Network Appliance, Inc.*	157,600	4,917,120
Western Digital Corp.*	142,300	3,110,678

		26,123,617
Electronic Equipment & Instruments 0.2%
Jabil Circuit, Inc.*	37,400	1,510,960
Internet Software & Services 1.3%
eBay, Inc.*	47,400	2,042,940
Google, Inc. "A"*	8,100	3,509,325
Yahoo!, Inc.*	88,800	3,049,392

		8,601,657
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.*	129,600	5,425,056
Freescale Semiconductor, Inc. "B"*	195,900	4,946,475
Intel Corp.	546,000	11,613,420
Lam Research Corp.*	124,700	5,789,821
Texas Instruments, Inc.	233,700	6,831,051

		34,605,823
Software 3.9%
Cadence Design Systems, Inc.*	202,400	3,574,384
Microsoft Corp.	740,000	20,831,000

		24,405,384
Materials 5.1%
Chemicals 0.4%
Lyondell Chemical Co.	16,700	400,967
Scotts Miracle-Gro Co. "A"	38,700	1,915,650

		2,316,617
Metals & Mining 4.7%
Freeport-McMoRan Copper & Gold, Inc. "B"	125,200	8,044,100
Nucor Corp.	18,500	1,558,255
Phelps Dodge Corp.	51,200	8,217,600
Southern Copper Corp. (a)	75,000	6,532,500
United States Steel Corp.	95,000	5,676,250

		30,028,705
Telecommunication Services 2.0%
Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	390,000	12,347,400
Wireless Telecommunication Services 0.0%
United States Cellular Corp.*	1,200	61,080

Utilities 3.0%
Electric Utilities 1.8%
Allegheny Energy, Inc.*				43,100	1,499,449
American Electric Power Co., Inc.				15,200	567,264
Edison International				48,500	2,125,270
FirstEnergy Corp.				145,400	7,284,540

					11,476,523
Multi-Utilities 1.2%
Dominion Resources, Inc.				98,200	7,417,046

Total Common Stocks (Cost $559,253,490)					632,507,889

				Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%

US Treasury Bill, 4.24% **, 4/20/2006 (b) (Cost $284,363)				287,000	284,363

				Shares	Value ($)
Securities Lending Collateral 2.5%
Daily Assets Fund Institutional, 4.35% (c) (d) (Cost $15,853,370)				15,853,370	15,853,370
Cash Equivalents 0.2%
Cash Management QP Trust, 4.33% (e) (Cost $1,379,358)				1,379,358	1,379,358
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 576,770,581)				102.9	650,024,980
Other Assets and Liabilities, Net				(2.9)	(18,158,270)

Net Assets				100.0	631,866,710

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $15,460,858 which is 2.4% of net assets.
(b)				At January 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At January 31, 2006, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	3/16/2006	6	1,902,026	1,925,400	23,374

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Blue Chip Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006